Merger (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Merger [Abstract]
Schedule of Common Stock Outstanding (post-split) Immediately

The number of shares of the Company’s common stock outstanding immediately following the consummation of the Merger was:

Shares
Common stock of ACAB, net of redemptions	7,033
ACAB Founder Shares, less of forfeitures and transfers	126,076
New Abpro shares issued to PIPE investors	112,247
New Abpro shares issued to service providers	42,762
New Abpro shares issued in Merger to Legacy Abpro stockholders	1,304,107
New Abpro shares transferred to investors	72,285
New Abpro shares issued to settle the promissory note with executive	20,000
Total shares of common stock outstanding immediately after Merger	1,684,510

The number of shares of the Company’s common stock outstanding immediately following the consummation of the Merger was:

Shares
Common stock of ACAB, net of redemptions	7,033
ACAB Founder Shares, less of forfeitures and transfers	126,076
New Abpro shares issued to PIPE investors	112,247
New Abpro shares issued to service providers	42,762
New Abpro shares issued in Merger to Legacy Abpro stockholders	1,304,107
New Abpro shares transferred to investors	72,285
New Abpro shares issued to settle the promissory note with executive	20,000
Total shares of common stock outstanding immediately after Merger	1,684,510